Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Line Items]
Related Party Transactions
15. Related Party Transactions
In July of 2020, a member of Legacy Clarus’ board of directors, who is now a member of the Company’s board of directors, temporarily expanded his director duties as an executive director, at the request of the Company’s board of directors. As executive director, this member received a total of $0.3 million and $0.1 million in consulting fees during the year ended December 31, 2021 and 2020, respectively.
Upon completion of the Business Combination on September 9, 2021, the Company’s senior secured note holders were given common stock in exchange for $10.0 million of principal on the senior secured notes and certain royalty rights, making certain senior secured note holders significant beneficial owners of the Company. As of December 31, 2021 the Company owed $28.1 million in principal and interest to the related party senior secured note holders and incurred $2.8 million in interest expense during the year ended December 31, 2021.